OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379

                          Pioneer Real Estate Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                                     -------
                                      REAL
                                     ESTATE
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/05


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Prices and Distributions                                                      3

Performance Update                                                            4

Comparing Ongoing Fund Expenses                                               8

Portfolio Management Discussion                                              10

Schedule of Investments                                                      13

Financial Statements                                                         16

Notes to Financial Statements                                                24

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      31

Trustees, Officers and Service Providers                                     36

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks          84.5%
Temporary Cash Investments  15.5%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Office                       18.8%
Apartment                    18.0%
Regional Mall                13.9%
Shopping Center              12.0%
Industrial                   11.6%
Hotel                         9.6%
Diversified                   7.4%
Storage                       4.0%
Cash & Cash Equivalents       2.1%
Triple-Net                    1.8%
Manufactured Homes            0.4%
Health Care                   0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.   Simon DeBartolo Group, Inc.           7.32%
 2.   Boston Properties, Inc.               5.42
 3.   AvalonBay Communities, Inc.           4.87
 4.   Equity Residential Property Trust     4.19
 5.   Catellus Development Corp.            3.97
 6.   Archstone Communities Trust           3.93
 7.   Brookfield Properties Corp.           3.73
 8.   Liberty Property Trust                3.69
 9.   ProLogis Trust                        3.31
10.   Host Marriott Corp.                   3.25

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class                   6/30/05                     12/31/04
         -----                   -------                     --------
            A                    $25.81                      $24.52
            B                    $25.59                      $24.32
            C                    $25.63                      $24.35
            Y                    $25.77                      $24.49

Distributions Per Share
--------------------------------------------------------------------------------

                           1/1/05 - 6/30/05
               ------------------------------------------------
                   Net
               Investment         Short-Term        Long-Term
     Class       Income         Capital Gains     Capital Gains
     -----     ----------       -------------     -------------
        A         $0.29              $ -               $ -
        B         $0.18              $ -               $ -
        C         $0.19              $ -               $ -
        Y         $0.35              $ -               $ -

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Wilshire Real Estate Securities Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                               Public
                Net Asset     Offering
Period         Value (NAV)   Price (POP)
 10 Years        14.07%        13.39%
 5 Years         19.26         17.86
 1 Year          34.50         26.75
----------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer              Wilshire
                               Real Estate           Real Estate
                                  Shares           Securities Index
6/95                              $9,425               $10,000
                                 $10,707               $11,845
6/97                             $14,632               $15,818
                                 $15,562               $16,846
6/99                             $13,993               $15,687
                                 $14,570               $16,386
6/01                             $17,442               $20,410
                                 $19,894               $23,219
6/03                             $20,399               $23,905
                                 $26,132               $30,882
6/05                             $35,148               $41,593

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparisons begin 10/31/93. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 invest ment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                        If           If
Period                 Held       Redeemed
 Life-of-Class
 1/31/1996            13.13%        13.13%
 5 Years              18.30         18.30
 1 Year               33.37         29.37
------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer             Wilshire
                             Real Estate          Real Estate
                                Shares          Securities Index
1/96                           $10,000               $10,000
                               $10,427               $10,768
6/97                           $14,156               $14,381
                               $14,945               $15,315
6/99                           $13,329               $14,261
                               $13,786               $14,897
6/01                           $16,371               $18,555
                               $18,522               $21,109
6/03                           $18,845               $21,733
                               $23,947               $28,076
6/05                           $31,938               $37,813

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                      If           If
Period               Held       Redeemed
 Life-of-Class
 1/31/1996          13.16%        13.16%
 5 Years            18.34         18.34
 1 Year             33.49         33.49
----------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer             Wilshire
                             Real Estate          Real Estate
                                Shares          Securities Index
1/96                            $10,000              $10,000
                                $10,418              $10,768
6/97                            $14,150              $14,381
                                $14,941              $15,315
6/99                            $13,312              $14,261
                                $13,794              $14,897
6/01                            $16,369              $18,555
                                $18,530              $21,109
6/03                            $18,867              $21,733
                                $23,985              $28,076
6/05                            $32,017              $37,813

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 invest ment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

--------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                   If            If
Period            Held        Redeemed
 10 Years         14.57%        14.57%
 5 Years          19.90         19.90
 1 Year           35.17         35.17
--------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer             Wilshire
                             Real Estate          Real Estate
                                Shares          Securities Index
6/95                            $10,000              $10,000
                                $11,360              $11,845
6/97                            $15,525              $15,818
                                $16,523              $16,846
6/99                            $14,997              $15,687
                                $15,730              $16,386
6/01                            $18,922              $20,410
                                $21,686              $23,219
6/03                            $22,380              $23,905
                                $28,834              $30,882
6/05                            $38,976              $41,593

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 4/9/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparisons begin 4/30/98. The Wilshire Real Estate Securities Index is a market capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                           A            B            C            Y
--------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 1/1/05

 Ending Account Value           $1,065.30    $1,060.20    $1,060.90    $1,067.60
 On 6/30/05

 Expenses Paid During Period*   $    7.63    $   12.26    $   11.75    $    5.13

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, 2.40%, 2.30% and 1.00% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                           A            B            C            R
--------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 1/1/05
 Ending Account Value           $1,017.41    $1,012.89    $1,013.39    $1,019.84
 On 6/30/05
 Expenses Paid During Period*   $    7.45    $   11.98    $   11.48    $    5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, 2.40%, 2.30% and 1.00% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Despite a sharp but brief pullback in prices during the first quarter, real estate stocks delivered positive results for the six months ended June 30, 2005
- the first half of Pioneer Real Estate Shares's fiscal year. As Matthew Troxell of AEW Capital Management, L.P., explains in the following interview, investors may be concerned about higher interest rates and the pace of economic growth, but real estate investments continue to offer an attractive mix of income, growth and diversification benefits.

Q: The rally in real estate stocks has entered its sixth year. Was the momentum evenly spread across the sector's different property types?

A: During the first half of 2005, we began to see some differentiation among the sub sectors of the real estate market as investors began to discern relative value and absorb concerns about higher interest rates, the strength of the economy and, quite frankly, the fact that real estate stocks have delivered five years of outperformance relative to the broader stock market.

     We're pleased to see that real estate investments have taken on greater appeal as the sector has matured over the last 20 years. However, such strong performance warrants a note of caution, as it would for any asset class. That being said, we continue to see improvement in the underlying fundamentals across the real estate sector and will rely on our bottom-up, company-focused strategy of selecting stocks in an effort to avoid overvalued or troubled companies.

Q:   How did the Fund perform in this environment?

A: For the six months ended June 30, 2005, the Fund's Class A shares posted a total return at net asset value of 6.53%. The Fund slightly underperformed the Wilshire Real Estate Securities Index, which increased 6.79% for the same period. The Fund's performance surpassed the 5.50% average return of the 226 real estate funds tracked by Lipper, Inc. (Lipper Inc. is an independent firm that measures mutual fund performance.)

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What investments had the most impact on performance?

A: The office sector was a major contributor to performance. Despite a smaller position in office holdings relative to the benchmark, the Fund's selection of office investments outperformed both the office sub sector within the Wilshire Real Estate Securities Index and the index as a whole. In effect, our stock selection more than made up for the Fund's smaller exposure to office investments relative to this benchmark. Among the Fund's holdings, Brookfield Properties was a standout performer. This Canadian operating company owns high-quality office buildings in New York City and other major markets. Our decision to emphasize the position was significant because the stock outperformed, making its impact on the portfolio even more significant.

     In the lodging sector, hotel investments delivered mixed results, as did the Fund's investments in the group. Although performance was positive overall, this sector of the real estate market lagged the benchmark. Starwood Hotels and Resorts, a sizable holding for the Fund (but not to the degree that it is in the benchmark), was a disappointment. Several factors may have contributed to the stock's weakness, including profit taking after strong performance in 2004 and investor concerns that a slowing economy might dampen the lodging recovery that had been priced into the stock. On the other hand, Strategic Hotel Capital proved rewarding. This relatively young company, which acquired two hotels during the period, is gaining wider appeal among investors. A significant management change also may have acted as a catalyst for the company's appreciating stock price.

     Finally, the mall sector contributed positively to performance. Strong operating fundamentals at the property level and healthy consumer spending patterns continue to have a favorable impact on the returns of the mall REITs.

Q:   Any notable sales or additions in the portfolio?

A: During the six-month period, we continued to reduce the portfolio's exposure to Equity Office Properties, because of concerns about the price of its stock relative to its future earnings prospects. Our decision to limit the Fund's exposure to that REIT was a drawback,

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                            (continued)
--------------------------------------------------------------------------------

     since it performed well. However, we were able to sell into that strength as we pared back the position.

     With the proceeds from the sale of Equity Office Properties, we initiated a new position in Brandywine Realty Trust, an office REIT focused on properties in the Mid-Atlantic States. In addition to its attractive valuation, that REIT is developing a large office tower in Philadelphia, which we think will be a catalyst for continued growth and value over time.

Q:   What is your outlook?

A: With the real estate market posting total returns in excess of 30% in 2003 and 2004, finding bargain investment opportunities has become more challenging. However, paying close attention to our valuation metrics, we think our investment process, which relies more heavily on stock selection than on sector allocation strategies, will help identify the most attractive companies, which might be overlooked or undervalued by the market. We think our analysis will help ensure that we are not paying too much for future income and growth opportunities.

     The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
             COMMON STOCK - 98.1%
             Hotels, Restaurants & Leisure - 5.5%
             Hotels, Resorts & Cruise Lines - 5.5%
176,000      Hilton Hotels Corp.*                           $  4,197,600
 97,000      Starwood Hotels & Resorts                         5,681,290
                                                            ------------
                                                            $  9,878,890
                                                            ------------
             Total Hotels, Restaurants & Leisure            $  9,878,890
                                                            ------------
             Real Estate - 92.6%
             Real Estate Management & Development - 3.7%
228,000      Brookfield Properties Corp.                    $  6,566,400
                                                            ------------
             Real Estate Investment Trusts - 88.9%
 98,000      AMB Property Corp. (b)                         $  4,256,140
 61,000      Apartment Investment & Management Co.             2,496,120
179,000      Archstone Communities Trust                       6,912,980
 33,000      Arden Realty Group, Inc.                          1,187,340
106,000      AvalonBay Communities, Inc.                       8,564,800
 58,300      BioMed Property Trust, Inc.                       1,390,455
136,200      Boston Properties, Inc.                           9,534,000
 66,500      Brandywine Realty Trust                           2,038,225
 83,000      Camden Property Trust                             4,461,250
 23,500      Capital Automotive Trust (b)                        896,995
 26,300      Carramerica Realty Corp.                            951,534
213,100      Catellus Development Corp.                        6,989,680
 34,000      Corporate Office Properties                       1,001,300
121,000      Developers Diversifies Realty Corp.               5,561,160
 57,500      Duke Realty Investments, Inc.                     1,820,450
 18,000      Equity Lifestyle Properties, Inc.                   715,680
 94,000      Equity Office Properties Trust (b)                3,111,400
200,000      Equity Residential Property Trust                 7,364,000
 67,000      Federal Realty Investment Trust                   3,953,000
 20,500      First Potomac Realty Trust                          508,400
133,000      General Growth Properties, Inc. (b)               5,464,970
 17,000      Healthcare Realty Trust, Inc.                       656,370
 91,000      Highwoods Properties, Inc.                        2,708,160
 23,000      Hospitality Properties Trust                      1,013,610
327,000      Host Marriott Corp. (b)                           5,722,500

The accompanying notes are an integral part of these financial statements.   13

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                         Value
            Real Estate Investment Trusts (continued)
 45,100     iStar Financial, Inc.                        $  1,875,709
 30,000     Kilroy Realty Corp.                             1,424,700
 62,600     Kimco Realty Corp. (b)                          3,687,766
 48,000     Kite Realty Group Trust                           720,000
146,500     Liberty Property Trust                          6,491,415
 41,800     Pan Pacific Retail Properties, Inc.             2,774,684
 75,000     Prentiss Properties Trust                       2,733,000
144,700     ProLogis Trust                                  5,822,728
 45,000     PS Business Parks, Inc.*                        2,000,250
 76,000     Public Storage, Inc.                            4,807,000
 85,400     Regency Centers Corp. (b)                       4,884,880
 52,000     Shurgard Storage Centers, Inc.                  2,389,920
177,500     Simon DeBartolo Group, Inc. (b)                12,866,975
 44,000     Spirit Finance Corp.                              517,000
 34,700     Strategic Hotel Capital, Inc.                     624,600
122,000     Taubman Centers, Inc.                           4,158,980
 35,500     The Macerich Co.                                2,380,275
122,000     Trizec Properties, Inc.                         2,509,540
103,000     United Dominion Realty Trust                    2,477,150
 62,000     Vornado Realty Trust                            4,984,800
                                                         ------------
                                                         $159,411,891
                                                         ------------
            Total Real Estate                            $165,978,291
                                                         ------------
            TOTAL COMMON STOCKS
            (Cost $116,861,773)                          $175,857,181
                                                         ------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
   Amount                                                                  Value
                 TEMPORARY CASH INVESTMENTS - 17.9%
                 Repurchase Agreement - 1.7%
$3,100,000       UBS Warburg, Inc., 3.13%, dated 6/30/05, with
                 repurchase price of $3,100,000 plus accrued
                 interest on 7/1/05 collateralized by $3,166,000
                 U.S. Treasury Note, 1.875%, 1/31/06                $  3,100,000
                                                                    ------------
    Shares
                 Security Lending Collateral - 16.2%
29,109,633       Securities Lending Investment Fund, 3.29%          $ 29,109,633
                                                                    ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $32,209,633)                                 $ 32,209,633
                                                                    ------------
                 TOTAL INVESTMENT IN SECURITIES - 116.0%
                 (Cost $149,071,406) (a)                            $208,066,814
                                                                    ------------
                 OTHER ASSETS AND LIABILITIES - (16.0)%             $(28,761,063)
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $179,305,751
                                                                    ============

* Non-income producing security

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $149,980,724 was as follows:

     Aggregate gross unrealized gain for all investments in
     which there is an excess of value over tax cost                $58,086,090

     Aggregate gross unrealized loss for all investments in
     which there is an excess of tax cost over value                          -
                                                                    -----------
     Net unrealized gain                                            $58,086,090
                                                                    ===========

(b)  At June 30, 2005, the following securities were out on loan:

                                                                         Market
   Shares                     Security                                   Value
   92,350        AMB Property Corp.                                 $ 4,007,990
   22,325        Capital Automotive Trust                               852,815
   89,300        Equity Office Properties Trust                       2,955,830
  126,350        General Growth Properties, Inc.                      5,192,985
  174,140        Host Marriott Corp.                                  3,047,450
   58,825        Kimco Realty Corp.                                   3,464,793
   81,950        Regency Centers Corp.                                4,687,540
   58,751        Simon DeBartolo Group, Inc.                          4,259,448
                                                                    -----------
                 Total                                              $28,468,850
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $23,365,981 and $15,320,002, respectively.


The accompanying notes are an integral part of these financial statements.   15

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $28,468,850) (cost $149,071,406)                          $208,066,814
  Receivables -
    Investment securities sold                                     342,257
    Fund shares sold                                               217,899
    Dividends, interest and foreign taxes withheld                 800,493
  Other                                                                422
                                                              ------------
     Total assets                                             $209,427,885
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $    596,600
    Fund shares repurchased                                        187,310
    Upon return of securities loaned                            29,109,633
  Due to bank                                                       69,038
  Due to affiliates                                                 63,052
  Accrued expenses                                                  96,501
                                                              ------------
     Total liabilities                                        $ 30,122,134
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $117,522,780
  Undistributed net investment income                              446,155
  Accumulated net realized gain on investments                   2,341,408
  Net unrealized gain on investments                            58,995,408
                                                              ------------
     Total net assets                                         $179,305,751
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $107,671,835/4,172,462 shares)            $      25.81
                                                              ============
  Class B (based on $35,986,085/1,406,165 shares)             $      25.59
                                                              ============
  Class C (based on $22,574,427/880,942 shares)               $      25.63
                                                              ============
  Class Y (based on $13,073,404/507,280 shares)               $      25.77
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($25.81 [divided by] 94.25%)                        $      27.38
                                                              ============


16   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12,742)     $3,121,965
  Interest                                                     39,990
  Income from securities loaned, net                            4,352
                                                           ----------
     Total investment income                                                $ 3,166,307
                                                                            -----------
EXPENSES:
  Management fees                                          $  626,260
  Transfer agent fees and expenses
    Class A                                                   120,695
    Class B                                                    68,230
    Class C                                                    30,062
    Class Y                                                       195
  Distribution fees
    Class A                                                   114,904
    Class B                                                   165,115
    Class C                                                    96,775
  Administrative reimbursements                                15,379
  Custodian fees                                               13,542
  Registration fees                                            46,713
  Professional fees                                            39,053
  Printing expense                                             26,451
  Fees and expenses of nonaffiliated trustees                   4,011
  Miscellaneous                                                 7,011
                                                           ----------
     Total expenses                                                         $ 1,374,396
     Less fees paid indirectly                                                   (4,030)
                                                                            -----------
     Net expenses                                                           $ 1,370,366
                                                                            -----------
       Net investment income                                                $ 1,795,941
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 3,250,726
  Change in net unrealized gain on investments                                5,683,630
                                                                            -----------
    Net gain on investments                                                 $ 8,934,356
                                                                            -----------
    Net increase in net assets resulting from operations                    $10,730,297
                                                                            ===========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                         Six Months Ended
                                                             6/30/05         Year Ended
                                                           (unaudited)        12/31/04
FROM OPERATIONS:
Net investment income                                      $  1,795,941     $  1,975,620
Net realized gain on investments                              3,250,726       11,634,942
Change in net unrealized gain on investments                  5,683,630       26,245,811
                                                           ------------     ------------
    Net increase in net assets resulting from
     operations                                            $ 10,730,297     $ 39,856,373
                                                           ------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.29 and $0.40 per share, respectively)      $ (1,156,339)    $ (1,319,119)
    Class B ($0.18 and $0.22 per share, respectively)          (247,891)        (417,097)
    Class C ($0.19 and $0.23 per share, respectively)          (157,398)        (195,750)
    Class Y ($0.35 and $0.52 per share, respectively)          (172,603)        (144,389)
Net realized gain:
    Class A ($0.00 and $1.34 per share, respectively)                 -       (4,710,452)
    Class B ($0.00 and $1.34 per share, respectively)                 -       (2,109,461)
    Class C ($0.00 and $1.34 per share, respectively)                 -       (1,075,722)
    Class Y ($0.00 and $1.34 per share, respectively)                 -         (425,102)
                                                           ------------     ------------
     Total distributions to shareowners                    $ (1,734,231)    $(10,397,092)
                                                           ------------     ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 48,976,260     $ 61,331,263
Reinvestment of distributions                                 1,526,060        9,054,579
Cost of shares repurchased                                  (44,071,246)     (54,417,178)
                                                           ------------     ------------
    Net increase in net assets resulting from fund
     share transactions                                    $  6,431,074     $ 15,968,664
                                                           ------------     ------------
    Net increase in net assets                             $ 15,427,140     $ 45,427,945
NET ASSETS:
Beginning of period                                         163,878,611      118,450,666
                                                           ------------     ------------
End of period (including undistributed net investment
  income of $446,155 and $445,847, respectively)           $179,305,751     $163,878,611
                                                           ============     ============


18   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                  '05 Shares    '05 Amount
                                 (unaudited)    (unaudited)      '04 Shares     '04 Amount
CLASS A
Shares sold                       1,170,945    $ 27,623,016       1,657,338    $ 35,581,231
Reinvestment of distributions        42,884       1,035,514         241,199       5,471,749
Less shares repurchased            (882,431)    (20,845,375)     (1,200,397)    (24,862,587)
                                  ---------    ------------      ----------    ------------
    Net increase                    331,398    $  7,813,155         698,140    $ 16,190,393
                                  =========    ============      ==========    ============
CLASS B
Shares sold                         472,446    $ 11,072,997         656,972    $ 13,894,429
Reinvestment of distributions         9,074         216,494          94,700       2,127,268
Less shares repurchased            (713,190)    (16,534,775)     (1,038,302)    (21,196,977)
                                  ---------    ------------      ----------    ------------
    Net decrease                   (231,670)   $ (5,245,284)       (286,630)   $ (5,175,280)
                                  =========    ============      ==========    ============
CLASS C
Shares sold                         290,623    $  6,805,940         420,763    $  8,861,166
Reinvestment of distributions         5,310         127,876          46,099       1,038,534
Less shares repurchased            (264,074)     (6,161,445)       (373,849)     (7,732,176)
                                  ---------    ------------      ----------    ------------
    Net increase                     31,859    $    772,371          93,013    $  2,167,524
                                  =========    ============      ==========    ============
CLASS Y
Shares sold                         149,146    $  3,474,307         131,276    $  2,994,437
Reinvestment of distributions         6,076         146,176          18,292         417,028
Less shares repurchased             (22,402)       (529,651)        (30,308)       (625,438)
                                  ---------    ------------      ----------    ------------
    Net increase                    132,820    $  3,090,832         119,260    $  2,786,027
                                  =========    ============      ==========    ============


The accompanying notes are an integral part of these financial statements.   19

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       6/30/05       Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                     (unaudited)    12/31/04 (a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                   $  24.52        $ 19.55      $ 15.30      $ 15.38      $ 15.04      $ 12.18
                                                       --------        -------      -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                 $   0.29        $  0.39      $  0.65      $  0.57      $  0.38      $  0.64
 Net realized and unrealized gain on investments           1.29           6.31         4.33         0.00(b)      0.70         2.86
                                                       --------        -------      -------      -------      -------      -------
   Net increase from investment operations             $   1.58        $  6.70      $  4.98      $  0.57      $  1.08      $  3.50
Distributions to shareowners:
 Net investment income                                    (0.29)         (0.40)       (0.73)       (0.65)       (0.74)       (0.50)
 Net realized gain                                            -          (1.33)           -            -            -            -
 Tax return of capital                                        -              -            -            -            -        (0.14)
                                                       --------        -------      -------      -------      -------      -------
Net increase (decrease) in net asset value             $   1.29        $  4.97      $  4.25      $ (0.08)     $  0.34      $  2.86
                                                       --------        -------      -------      -------      -------      -------
Net asset value, end of period                         $  25.81        $ 24.52      $ 19.55      $ 15.30      $ 15.38      $ 15.04
                                                       ========        =======      =======      =======      =======      =======
Total return*                                              6.53%         35.26%       33.27%        3.58%        7.47%       29.31%
Ratio of net expenses to average net assets+               1.50%**        1.56%        1.68%        1.67%        1.58%        1.65%
Ratio of net investment income to average net assets+      2.55%**        1.85%        3.81%        3.70%        4.31%        4.56%
Portfolio turnover rate                                      20%**          34%          36%          39%          37%          25%
Net assets, end of period (in thousands)               $107,672        $94,198      $61,455      $44,904      $39,263      $43,129
Ratios with reductions for fees paid indirectly:
 Net expenses                                              1.50%**        1.56%        1.68%        1.67%        1.58%        1.65%
 Net investment income                                     2.55%**        1.85%        3.81%        3.70%        4.31%        4.56%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                              1.49%**        1.56%        1.68%        1.67%        1.57%        1.63%
 Net investment income                                     2.56%**        1.85%        3.81%        3.70%        4.32%        4.58%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                        Ended
                                                       6/30/05      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                     (unaudited)   12/31/04 (a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                   $ 24.32        $ 19.40       $ 15.17      $ 15.25      $ 14.94      $ 12.11
                                                       -------        -------       -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                 $  0.20        $  0.19       $  0.51      $  0.43      $  0.54      $  0.52
 Net realized and unrealized gain on investments          1.25           6.28          4.30         0.02         0.39         2.87
                                                       -------        -------       -------      -------      -------      -------
   Net increase from investment operations             $  1.45        $  6.47       $  4.81      $  0.45      $  0.93      $  3.39
Distributions to shareowners:
 Net investment income                                   (0.18)         (0.22)        (0.58)       (0.53)       (0.62)       (0.43)
 Net realized gain                                           -          (1.33)            -            -            -            -
 Tax return of capital                                       -              -             -            -            -        (0.13)
                                                       -------        -------       -------      -------      -------      -------
Net increase (decrease) in net asset value             $  1.27        $  4.92       $  4.23      $ (0.08)     $  0.31      $  2.83
                                                       -------        -------       -------      -------      -------      -------
Net asset value, end of period                         $ 25.59        $ 24.32       $ 19.40      $ 15.17      $ 15.25      $ 14.94
                                                       =======        =======       =======      =======      =======      =======
Total return*                                             6.02%         34.20%        32.30%        2.84%        6.42%       28.50%
Ratio of net expenses to average net assets+              2.41%**        2.37%         2.50%        2.40%        2.36%        2.39%
Ratio of net investment income to average net assets+     1.58%**        0.96%         2.98%        2.90%        3.50%        3.82%
Portfolio turnover rate                                     20%**          34%           36%          39%          37%          25%
Net assets, end of period (in thousands)               $35,986        $39,833       $37,325      $28,121      $30,699      $35,848
Ratios with reduction for fees paid indirectly:
 Net expenses                                             2.41%**        2.37%         2.50%        2.40%        2.36%        2.39%
 Net investment income                                    1.58%**        0.96%         2.98%        2.90%        3.50%        3.82%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                             2.40%**        2.37%         2.50%        2.40%        2.36%        2.38%
 Net investment income                                    1.59%**        0.96%         2.98%        2.90%        3.50%        3.83%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                        Ended
                                                       6/30/05      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                     (unaudited)   12/31/04 (a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS C
Net asset value, beginning of period                   $ 24.35        $ 19.42       $ 15.20      $15.28       $14.96       $12.12
                                                       -------        -------       -------      ------       ------       ------
Increase from investment operations:
 Net investment income                                 $  0.20        $  0.20       $  0.52      $ 0.44       $ 0.55       $ 0.51
 Net realized and unrealized gain on investments          1.27           6.29          4.31        0.00(b)      0.41         2.87
                                                       -------        -------       -------      ------       ------       ------
   Net increase from investment operations             $  1.47        $  6.49       $  4.83      $ 0.44       $ 0.96       $ 3.38
Distributions to shareowners:
 Net investment income                                   (0.19)         (0.23)        (0.61)      (0.52)       (0.64)       (0.42)
 Net realized gain                                           -          (1.33)            -           -            -            -
 Tax return of capital                                       -              -             -           -            -        (0.12)
                                                       -------        -------       -------      ------       ------       ------
Net increase (decrease) in net asset value             $  1.28        $  4.93       $  4.22      $(0.08)      $ 0.32       $ 2.84
                                                       -------        -------       -------      ------       ------       ------
Net asset value, end of period                         $ 25.63        $ 24.35       $ 19.42      $15.20       $15.28       $14.96
                                                       =======        =======       =======      ======       ======       ======
Total return*                                             6.09%         34.27%        32.35%       2.79%        6.63%       28.42%
Ratio of net expenses to average net assets+              2.30%**        2.34%         2.39%       2.46%        2.28%        2.40%
Ratio of net investment income to average net assets+     1.73%**        1.02%         3.20%       2.95%        3.57%        3.78%
Portfolio turnover rate                                     20%**          34%           36%         39%          37%          25%
Net assets, end of period (in thousands)               $22,574        $20,675       $14,686      $7,429       $6,136       $6,276
Ratios with reduction for fees paid indirectly:
 Net expenses                                             2.30%**        2.34%         2.39%       2.46%        2.28%        2.40%
 Net investment income                                    1.73%**        1.02%         3.20%       2.95%        3.57%        3.78%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                             2.30%**        2.34%         2.39%       2.46%        2.27%        2.38%
 Net investment income                                    1.73%**        1.02%         3.20%       2.95%        3.58%        3.80%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                        Ended
                                                       6/30/05      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                     (unaudited)   12/31/04 (a)   12/31/03     12/31/02     12/31/01     12/31/00
CLASS Y
Net asset value, beginning of period                   $ 24.49        $19.53        $15.27       $15.35       $15.01       $12.16
                                                       -------        ------        ------       ------       ------       ------
Increase from investment operations:
 Net investment income                                 $  0.33        $ 0.50        $ 0.76       $ 0.66       $ 0.63       $ 0.72
 Net realized and unrealized gain on investments          1.30          6.31          4.33         0.00(b)      0.52         2.84
                                                       -------        ------        ------       ------       ------       ------
  Net increase from investment operations              $  1.63        $ 6.81        $ 5.09       $ 0.66       $ 1.15       $ 3.56
Distributions to shareowners:
 Net investment income                                   (0.35)        (0.52)        (0.83)       (0.74)       (0.81)       (0.55)
 Net realized gain                                           -         (1.33)            -            -            -            -
 Tax return of capital                                       -             -             -            -            -        (0.16)
                                                       -------        ------        ------       ------       ------       ------
Net increase (decrease) in net asset value             $  1.28        $ 4.96        $ 4.26       $(0.08)      $ 0.34       $ 2.85
                                                       -------        ------        ------       ------       ------       ------
Net asset value, end of period                         $ 25.77        $24.49        $19.53       $15.27       $15.35       $15.01
                                                       =======        ======        ======       ======       ======       ======
Total return*                                             6.76%        35.97%        34.16%        4.21%        8.00%       29.99%
Ratio of net expenses to average net assets+              1.00%**       1.01%         1.05%        1.10%        1.12%        1.02%
Ratio of net investment income to average net assets+     3.15%**       2.47%         4.47%        4.39%        4.36%        5.16%
Portfolio turnover rate                                     20%**         34%           36%          39%          37%          25%
Net assets, end of period (in thousands)               $13,073        $9,172        $4,984       $3,671       $2,349       $1,196
Ratios with reduction for fees paid indirectly:
 Net expenses                                             1.00%**       1.01%         1.05%        1.10%        1.12%        1.02%
 Net investment income                                    3.15%**       2.47%         4.47%        4.39%        4.36%        5.16%
Ratios with waiver of management fees and reduction
 for fees paid indirectly:
 Net expenses                                             1.00%**       1.01%         1.05%        1.10%        1.11%        1.02%
 Net investment income                                    3.15%**       2.47%         4.47%        4.39%        4.37%        5.16%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

A.  Security Valuation

    Security transactions are recorded on trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                     2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income*                                                $ 3,660,098
  Long-term capital gain                                            6,736,994
                                                                  -----------
                                                                  $10,397,092
  Return of capital                                                         -
                                                                  -----------
   Total                                                          $10,397,092
                                                                  ===========
--------------------------------------------------------------------------------

     * Included in the Fund's distributions from 2004 ordinary income is $360,268 in excess of investment company taxable income, which, in accordance with applicable U.S. tax law, is taxable to shareowners as ordinary income distributions.

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Other Temporary Differences                                     $   445,847
  Unrealized appreciation                                          52,341,058
                                                                  -----------
   Total                                                          $52,786,905
                                                                  ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). PFD earned $26,831 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. Effective May 3, 2004, AEW Management and Advisors LP (AEW) became subadvisor to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $4,583 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $56,134 in transfer agent fees payable to PIMSS at June 30, 2005.

4.  Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,335 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended June 30 2005, CDSCs in the amount of $21,338 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $4,030 under such arrangements.

6.  Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the third quintile of the peer group for the three years ended June 30, 2004 and the fourth quintile of the peer group for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that, given the improving trend in performance, the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline, including members of the sub-adviser's team. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group, as well as senior management of the sub-adviser. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's and sub-adviser's investment staffs, their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser as well as the sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-Advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was acceptable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee were not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Osbert M. Hood, Executive
Mary K. Bush                                  Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Osbert M. Hood                               Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.